Share-Based Compensation (Details Narrative) - USD ($)			1 Months Ended					9 Months Ended	12 Months Ended
	Jan. 01, 2025	Jan. 01, 2024	Jan. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2021	Jul. 31, 2020	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Jan. 01, 2023
Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage	100.00%
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		73,440						73,440	7,840	2,103
Unrecognized compensation expense								$ 100,000	$ 12,194
Weighted average period								6 months
Restricted stock units and vesting rights, description				In December of 2022, 7,840 RSUs were granted, 100% of which vest on January 1, 2024	In December of 2021, 2,103 RSUs were granted, 100% of which vested on January 1, 2023	In March of 2021, an additional 152 RSUs were granted, 50% of which vested on March 25, 2022 and the remaining 50% vested on March 25, 2023	In July of 2020, 2,115 restricted stock units (“RSUs”) were granted, 50% of which vested on April 2, 2021 and the remaining 50% vested on April 2, 2022
Number of shares granted				7,840	2,103	152	2,115
Restricted stock, shares issued			5,514
Stock compensation modification, incremental expense			$ 38,837
Restricted Stock Units (RSUs) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period									3 months
Restricted Stock Awards (RSA) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares granted		63,819						63,819	5,514
Unrecognized compensation expense								$ 100,000	$ 37,812
Weighted average period								6 months
Restricted Stock Awards (RSA) [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average period									3 months
Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Restricted stock, shares issued										1,087
2020 Omnibus Equity Incentive Plan [Member] | Common Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares available for issuance		137,260							14,480		14,480